7. CAPITAL ADVANCES & COMMITMENTS	12 Months Ended
Dec. 31, 2025
Notes
7. CAPITAL ADVANCES & COMMITMENTS

7. CAPITAL ADVANCES & COMMITMENTS

Capital Advances

The Company has paid capital advances amounting to AED 4,561,330 (approximately CAD $1,708,194) towards contractual purchase of four residential properties located in Ajman, Dubai, and Sharjah, United Arab Emirates, as of December 31, 2025. The total contracted value of these properties is AED 11,666,000 (approximately CAD $4,359,821). These properties are under construction/installation stage and are intended to be used for accommodating Company personnel. The balance payments for these properties are the Companies Capital Commitments.

Capital Commitments

During the year 2025, the Company has entered into a contractual agreement for the acquisition of a residential property 7 villa located in Sharjah, United Arab Emirates, intended to be used for accommodating Company personnel as of December 31, 2025. The total contracted purchase price is 11,666,000 AED or $4,359,821 CAD, of which 4,561,330 AED or $1,708,194 CAD has been paid as of December 31, 2025, and recorded as a capital advance. The remaining balance of AED 7,104,670, equivalent to CAD 2,655,160, is payable in accordance with the property-wise installment schedules agreed with the developer under the respective payment plans.

During the year 2024, the Company has entered into a contractual agreement for the acquisition of a residential property located in Sharjah, United Arab Emirates, intended to be used for accommodating Company personnel and v as of December 31, 2024. The total contracted purchase price is 2,403,000 AED or $941,495 CAD, of which 217,310 AED or $85,142 CAD has been paid as of December 31, 2024, and recorded as a capital advance. The remaining balance of AED 2,185,690 or $856,353 CAD is payable in scheduled installments through May 2027, as per the agreed payment plan with the developer, Arada Developments LLC.

ZenaTech paid $898,313 during the first three quarters of 2025 for this apartment.

Due to local law restrictions, the legal title is held in the name of Dr. Shaun Passley, the Company's CEO as a nominee of the Company, Dr. Passley has formally undertaken to transfer the title to the Company. Accordingly, the payment has been recorded as a capital advance under non-current assets.